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                       SUPPLEMENT DATED JUNE 18, 2004 TO

                      PROSPECTUS DATED APRIL 30, 2004 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                                  THROUGH ITS

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The Equity Portfolio-Class II, a portfolio of The Prudential Series Fund, Inc., is subadvised by Jennison Associates LLC, GE Asset Management Incorporated and Salomon Brothers Asset Management Inc.

Effective May 1, 2004, the SP Jennison International Growth Portfolio-Class II, a portfolio of The Prudential Series Fund, Inc., was renamed the SP William Blair International Growth Portfolio-Class II. In addition, the Sub-Adviser of the portfolio is now William Blair & Company LLC.

These changes affect all references found in your prospectus.